7 Loan Payable - Related Parties: Schedule of Related Party Transactions (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Current portion of loan payable - related parties	$ 213,264	$ 213,733
DueToRelatedPartiesCurrent1to2Years	3,491,867	3,286,823
DueToRelatedPartiesCurrent2to3Years		212,945
Due to Related Parties	3,705,131	3,713,501
Less current portion	(213,264)	(213,733)
Loan payable - related parties	$ 3,491,867	$ 3,499,768